Risks and Uncertainties (Details Narrative) - Customer Concentration Risk	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue, Net [Member]
Concentration Risk, Percentage	67.00%	60.00%	61.00%	24.00%
Accounts Receivable [Member]
Concentration Risk, Percentage	99.00%	99.00%	99.00%	99.00%